MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 3,495	$ 3,995
Mortgage-backed securities pledged as collateral	96,500	107,400
Mortgage-backed securities pledged as collateral, fair value	96,000	107,800
Mortgage-backed securities pledged as collateral, excess fair value	10,000	2,400
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	96,488	107,488
Repayments of mortgage-backed securities	11,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	618	883
Repayments of mortgage-backed securities	192
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	97,106	$ 108,331
Decrease in mortgage-backed securities	11,200
Additional credit impairment charge on its private-label CMO portfolio	$ 88